UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630
                                                     ---------

                            NT Alpha Strategies Fund
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


Issuer Name:  The Pegasus Fund Limited
Exchange/Ticker: Private Placement
Shareholder Meeting Date: November 21, 2005

 #   Proposal                                                                                   Mgmt Rec     Vote Cast    Sponsor

 1   To confirm Notice of the Meeting has been given.                                           For          For          Management
 2   To confirm the minutes of the meeting of the Members held on November 19, 2004.            For          For          Management
 3   To approve the Audited financial statements for the year ended December 31, 2004.          For          For          Management
 4   To determine the number of Directors for the ensuing year.                                 For          For          Management
5.1  To re-elect Director David E Yarrow.                                                       For          For          Management
5.2  To re-elect Director Jeremy J Davies.                                                      For          For          Management
5.3  To re-elect Director Andrew R Doble.                                                       For          For          Management
5.4  To re-elect Director Christine M Brenchley.                                                For          For          Management
5.5  To re-elect Director Ernest A Morrison.                                                    For          For          Management
5.6  To re-elect Director David G Cooper.                                                       For          For          Management
5.7  To re-elect Director Richard A Oury.                                                       For          For          Management
 6   To consider fees payable to the Directors.                                                 For          For          Management
     To reappoint Ernst & Young as the Auditors of the company and authorize the
 7   Directors to agree their fee.                                                              For          For          Management
 8   To confirm the acts of the Directors to the date of this meeting.                          For          For          Management


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant NT Alpha Strategies Fund
           ---------------------------------------------------------------------

By (Signature and Title)* /s/ Joseph W. McInerney, President
                         ----------------------------------------------------
                         Joseph W. McInerney, President
                         (Principal Executive Officer)

Date August 25, 2006
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.